SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
14	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2019	5,020	5,371	427,838	12,914	6,384	263	457,790
Additions	70	24	54,000	2,517	49,590	-	106,201
Disposals	(26)	(593)	(70)	(2,527)	-	-	(3,216)
Reclassification from construction in progress	-	-	54,648	552	(55,200)	-	-
Reclassification to inventories (Note 13)	-	-	(38,847)	(2,024)	-	-	(40,871)
Reclassification to disposal group held for sale (Note 40) (ii)	(144)	-	-	-	-	-	(144)
Effect of foreign currency exchange differences	74	-	-	-	-	5	79
Balance at 31 December 2019	4,994	4,802	497,569	11,432	774	268	519,839
Additions	67	-	1,716	7,307	-	-	9,090
Disposals	(118)	(738)	(24)	(3,602)	-	-	(4,482)
Acquisition of subsidiary (Note 41.1 and Note 41.2) (i)	-	287	239,773	3,823	-	-	243,883
Reclassification to inventories (Note 13)	-	-	(105,966)	(3,535)	-	-	(109,501)
Reclassification to disposal group held for sale (Note 40) (ii)	(659)	-	-	-	-	-	(659)
Effect of foreign currency exchange differences	55	6	-	-	-	(9)	52
Balance at 31 December 2020	4,339	4,357	633,068	15,425	774	259	658,222

(i)

Ships of $239,773,000 and drydocking of $3,823,000 were assets acquired as part of the IVS Bulk transaction (Note 41.1) and plant and equipment of $287,000 was acquired as part of the IBC transaction (Note 41.2).

(ii)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accumulated depreciation:
Balance at 1 January 2019	4,548	4,102	111,311	4,320	-	-	124,281
Depreciation	155	798	13,562	3,169	-	-	17,684
Disposals	(25)	(593)	(70)	(2,008)	-	-	(2,696)
Reclassification to disposal group held for sale (Note 40) (i)	(142)	-	-	-	-	-	(142)
Reclassification to inventories (Note 13)	-	-	(10,785)	(874)	-	-	(11,659)
Effect of foreign currency exchange differences	71	-	-	-	-	-	71
Balance at 31 December 2019	4,607	4,307	114,018	4,607	-	-	127,539
Depreciation	122	378	18,263	5,208	-	-	23,971
Disposals	(117)	(738)	-	(1,600)	-	-	(2,455)
Reclassification	-	-	1,013	(1,013)	-	-	-
Reclassification to inventories (Note 13)	-	-	(43,921)	(1,105)	-	-	(45,026)
Reclassification to disposal group held for sale (Note 40) (i)	(451)	-	-	-	-	-	(451)
Effect of foreign currency exchange differences	76	3	-	-	-	-	79
Balance at 31 December 2020	4,237	3,950	89,373	6,097	-	-	103,657

Impairment:
Balance at 1 January 2019	-	-	80,732	2,865	310	-	83,907
Impairment losses recognised in profit and loss	-	-	14,877	2,118	-	-	16,995
Reclassification to inventories (Note 13)	-	-	(12,130)	(1,150)	-	-	(13,280)
Disposal	-	-	-	(519)	-	-	(519)
Balance at 31 December 2019	-	-	83,479	3,314	310	-	87,103
Impairment losses recognised in profit and loss	138	-	15,099	1,183	-	-	16,420
Disposal	-	-	(1,109)	(892)	-	-	(2,001)
Reclassification to inventories (Note 13)	-	-	(19,700)	(2,422)	-	-	(22,122)
Reclassification to disposal group held for sale (Note 40) (i)	(138)	-	-	-	-	-	(138)
Balance at 31 December 2020	-	-	77,769	1,183	310	-	79,262

Carrying Amount:
At 31 December 2020	102	407	465,926	8,145	464	259	475,303
At 31 December 2019	387	495	300,072	3,511	464	268	305,197

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Certain ships are pledged to secure bank borrowings as disclosed in Note 26.